Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and diluted share	2,312,443	2,505,370
Warrants	5,065,910	4,842,342	3,173,186
Warrants option			4,673,104